As filed with the Securities and Exchange Commission
                                                         on June 13, 1997
                                               Registration Nos. 33-54748
                                                                 811-7348

                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [ X ]

                                 Pre-Effective Amendment No.       [     ]

                                 Post-Effective Amendment No.  26    [ X ]
                                                              ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ X ]

                                           Amendment No.  28           [ X ]


                                         (Check appropriate box or boxes)

                                        The Munder Funds, Inc.
                            (Exact Name of Registrant as Specified in Charter)

                              480 Pierce Street, Birmingham, Michigan 48009
                           Address of Principal Executive Offices) (Zip code)

                              Registrant's Telephone Number: (810) 647-9200

                                                Julie A. Tedesco, Esq.
                                     First Data Investor Services Group, Inc.
                                           One Exchange Place, 8th Floor
                                          Boston, Massachusetts 02109

                                                    Copies to:

Lisa Anne Rosen, Esq.                                       Paul F. Roye, Esq.
Munder Capital Management                               Dechert Price & Rhoads
480 Pierce Street                                           1500 K Street, NW
Birmingham, Michigan 48009                                Washington, DC 20005

    [X] It is proposed that this filing will become effective June 13, 1997 pursuant to paragraph (b) of Rule 485.

         The Registrant has elected to register an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed the notice required by Rule 24f-2 with respect to its fiscal year ended June 30, 1996 on August 29, 1996.

                                                THE MUNDER FUNDS, INC.

                                               CROSS-REFERENCE SHEET

                                              Pursuant to Rule 495(a)

                             rospectus for The Munder Short Term Treasury Fund
                                              (Class A, B & C Shares)

                                                      Part A

                                                     --------

                  Item                                                          Heading
                  ------                                                        ----------

         1.       Cover Page                                                    Cover Page

         2.       Synopsis                                             Prospectus Summary; Expense Table

         3.       Condensed Financial Information                      Financial Highlights

         4.       General Description of Registrant                    Cover Page; Prospectus Summary; Investment
                                                                                Objective and Policies; Portfolio
                                                                                Instruments and Practices and
                                                                                Associated Risk Factors;
                                                                                Description of Shares

         5.       Management of the Fund                               Management; Investment Objective and
                                                                                Policies; Dividends and
                                                                                Distributions; Performance

         6.       Capital Stock and Other Securities                   Management; How to Purchase Shares; How to
                                                                                Redeem Shares; Dividends and
                                                                                Distributions; Taxes; Description
                                                                                of Shares

         7.       Purchase of Securities Being Offered                          How to Purchase Shares;
                                                                                Net Asset Value

         8.       Redemption or Repurchase                             How to Redeem Shares

         9.       Pending Legal Proceedings                            Not Applicable




                                                THE MUNDER FUNDS, INC.

                                               CROSS-REFERENCE SHEET

                                              Pursuant to Rule 495(a)

                                Prospectus for The Munder Short Term Treasury Fund
                                                 (Class K Shares)

                                                      Part A
                                                     --------

                  Item                                                          Heading
                  ------                                                        ----------

         1.       Cover Page                                                    Cover Page

         2.       Synopsis                                             Expense Table

         3.       Condensed Financial Information                      Financial Highlights

         4.       General Description of Registrant                    Cover Page; Investment Objective and
                                                                                Policies; Portfolio Instruments
                                                                                and Practices and Associated Risk
                                                                                Factors; Description of Shares

         5.       Management of the Fund                               Management; Investment Objective and
                                                                                Policies; Dividends and
                                                                                Distributions; Performance

         6.       Capital Stock and Other Securities                   Management; Purchases and Redemptions of
                                                                                Shares; Dividends and
                                                                                Distributions; Taxes; Description
                                                                                of Shares

         7.       Purchase of Securities Being Offered                          Purchases and Redemptions of
Shares;  Net Asset Value

         8.       Redemption or Repurchase                             Purchases and Redemptions of Shares

         9.       Pending Legal Proceedings                            Not Applicable





                                                THE MUNDER FUNDS, INC.

                                               CROSS-REFERENCE SHEET

                                              Pursuant to Rule 495(a)

                                Prospectus for The Munder Short Term Treasury Fund
                                                 (Class Y Shares)

                                                      Part A
                                                     --------

                  Item                                                          Heading
                  ------                                                        ----------

         1.       Cover Page                                                    Cover Page

         2.       Synopsis                                             Expense Table

         3.       Condensed Financial Information                      Financial Highlights

         4.       General Description of Registrant                    Cover Page; Investment Objective and
                                                                                Policies; Portfolio Instruments
                                                                                and Practices and Associated Risk
                                                                                Factors; Description of Shares

         5.       Management of the Fund                               Management; Investment Objective and
                                                                                Policies; Dividends and
                                                                                Distributions; Performance

         6.       Capital Stock and Other Securities                   Management; Purchases and Redemptions of
                                                                                Shares; Dividends and
                                                                                Distributions; Taxes; Description
                                                                                of Shares

         7.       Purchase of Securities Being Offered                          Purchases and Redemptions of
Shares; Net Asset Value

         8.       Redemption or Repurchase                             Purchases and Redemptions of Shares

         9.       Pending Legal Proceedings                            Not Applicable




                                                        Part B
                                                ------------------


                  Item                                                          Heading
                  ------                                                        ----------

         10.      Cover Page                                                    Cover Page

         11.      Table of Contents                                    Table of Contents

         12.      General Information and History                               See Prospectus -- "The Fund" and
                                                                                "Management;" General; Directors
                                                                                and Officers

         13.      Investment Objectives and Policies                   Fund Investments; Additional Investment
                                                                                Limitations; Portfolio Transactions

         14.      Management of the Fund                               See Prospectus --"Management;" Directors
                                                                                and Officers; Miscellaneous

         15.      Control Persons and Principal                                 See Prospectus --
                  Holders of Securities                                         "Management;" Miscellaneous

         16.      Investment Advisory and Other Services                        Investment Advisory and Other
                                                                                Service Arrangements; See
                                                                                Prospectus --
"Management"

         17.      Brokerage Allocation and Other Practices             Portfolio Transactions

         18.      Capital Stock and Other Securities                   See Prospectus --"Description of Shares"
                                                                                and "Management;" Additional
                                                                                Information Concerning Shares

         19.      Purchase, Redemption and Pricing                     Purchase and Redemption
                  of Securities Being Offered                                   Information; Net Asset Value;
                                                                                Additional Information Concerning
                                                                                Shares

         20.      Tax Status                                                    Taxes

         21.      Underwriters                                                  Investment Advisory and
                                                                                Other Service Agreements

         22.      Calculation of Performance Data                      Performance Information

         23.      Financial Statements                                          Financial Statements




                                              THE MUNDER FUNDS, INC.

   The purpose of this filing is to comply with an undertaking pursuant to Item 32(b) of Form N-1A to file a post-effective amendment containing unaudited financial statements within four to six months from the effective date of the Registration Statement with respect to the Munder Short-Term Treasury Fund. The Prospectuses dated December 14, 1996 and the Statement of Additional Information also dated December 14, 1996, are incorporated into Part A and Part B, respectively, by reference to Post-Effective Amendment No. 21 to the Registration Statement filed under Paragraph (b) of Rule 485 under the Securities Act of 1933, as amended, on December 13, 1996.

The Prospectuses and Statements of Additional Information for the Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Mid-Cap Growth Fund, Munder Value Fund, Munder Small-Cap Value Fund, Munder Equity Selection Fund, Munder Micro-Cap Equity Fund, Munder Money Market Fund, Munder International Bond Fund, NetNet Fund, All-Season Maintenance Fund, All-Season Development Fund, All-Season Accumulation Fund and Munder Financial Services Fund are not included in this filing.

                                The Munder Funds
                         Supplement Dated June 13, 1997
                      to Prospectus Dated December 14, 1996

                         Class A, B and C Shares of the
                  Munder Short Term Treasury Fund (the "Fund")

                                               FINANCIAL HIGHLIGHTS

         The following table of "Financial Highlights" relating to Class A and B
Shares of the Munder Short Term Treasury Fund (the "Fund") supplements information contained in the Prospectus dated December 14, 1996 and is derived from the Fund's unaudited Financial Statements dated April 30, 1997.

                                                            Class A Shares            Class B Shares
                                                            Period Ended              Period Ended
                                                            4/30/97(a,d)              4/30/97(a,d)
                                                            (Unaudited)               (Unaudited)
Net asset value, beginning of period......................  $     9.97                $     9.97
                                                             --------------            ---------

Income from investment operations:
Net investment income.....................................        0.04                      0.04
Net realized and unrealized gain on investments...........        0.01                      0.01
                                                            ---------------            ---------

Total from investment operations..........................        0.05                      0.05
                                                            ---------------            ---------

Less distributions:
Dividends from net investment income......................        (0.04)                    (0.04)
                                                            ---------------            -----------
Total distributions.......................................        (0.04)                    (0.04)
                                                            ---------------            -----------

Net asset value, end of period............................  $     9.98                $     9.98
                                                             ==============            =========

Total return (b)..........................................        0.55%                     0.51%
                                                            ===============            ==========

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................              $7                     $50
Ratio of operating expenses to average net assets.........        0.75% (c)                 1.50% (c)
Ratio of net investment income to average net assets......        5.02% (c)                 4.27% (c)
Portfolio turnover rate...................................           38%                       38%
Ratio of operating expenses to average net assets
   without expenses reimbursed by investment advisor......        0.91% (c)                 1.66% (c)

-------------------------------------
(a)    Munder  Short Term  Treasury  Fund  Class A and Class B Shares  commenced operations on April 9, 1997 and April 4, 1997, respectively.  The Fund is authorized  to issue Class C Shares.  As of April 30, 1997,  the Fund had not commenced selling Class C Shares.
(b)    Total return  represents  aggregate total return for the period indicated
       and does not reflect any applicable sales charges.
(c)    Annualized.
(d)    Per share numbers have been  calculated  using the average shares method, which more appropriately presents the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.

         This Supplement supersedes the Supplement dated May 16, 1997 with respect to the following information:

                       MINIMUM INITIAL INVESTMENT REDUCED

Effective as of May 16, 1997, the minimum initial investment for the Fund has been reduced to $500 for Class A, B and C Shares of the Fund.

                      SALES CHARGE WAIVERS--CLASS A SHARES
                  QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

Effective as of May 16, 1997, (i) the "How to Purchase Shares--Sales Charge Waivers--Class A Shares" section of the Prospectus is hereby deleted in its entirety and supplemented as follows and (ii) the first paragraph under "How to Purchase Shares--Qualified Employer Sponsored Retirement Plans" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

Sales Charge Waivers - Class A Shares

Upon notice to the Fund's transfer agent at the time of purchase, the initial sales charge will be waived on sales of Class A Shares to the following types of purchasers: (1) individuals with an investment account or relationship with Munder Capital Management (the "Advisor"); (2) full-time employees and retired employees of the Advisor, employees of the Fund's administrator, distributor and custodian, and immediate family members of such persons; (3) registered broker-dealers that have entered into selling agreements with the Fund's distributor (the "Distributor"), for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families); (4) certain qualified employee benefit plans as defined below;
(5) financial institutions, financial planners or employee benefit plan consultants acting for the accounts of their clients; and (6) employer sponsored retirement plans which are administered by Universal Pensions, Inc. ("UPI Plans").

Qualified Employer Sponsored Retirement Plans

Upon notice to the Fund's transfer agent at the time of purchase, the initial sales charge will be waived on purchases by employer sponsored retirement plans that are qualified under Section 401(a) of the Code including: 401(k) plans, defined benefit pension plans, profit-sharing pension plans, money-purchase pension plans, and Section 457 deferred compensation plans and Section 403(b) plans (each, a "Qualified Employee Benefit Plan") that (1) invest $1,000,000 or more in Class A Shares of investment portfolios offered by The Munder Funds, Inc. (the "Company"), The Munder Funds Trust ("Munder") (other than the Index 500 Fund) or The Munder Framlington Funds Trust ("Munder Framlington") or (2) have at least 75 eligible plan participants. In addition, the contingent deferred sales charge ("CDSC") of 1% imposed on certain redemptions within one year of purchase will be waived for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of the foregoing sales charge waiver, Simplified Employee Pension Plans ("SEPs"), Individual Retirement Accounts ("IRAs") and UPI Plans are not considered to be Qualified Employee Benefit Plans.

Upon notice to the Fund's transfer agent at the time of purchase, the initial sales charge on Class A Shares will be waived on purchases by UPI Plans. In addition, the CDSC of 1% imposed on certain redemptions within one year of purchase will be waived for UPI Plans. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

                   CHANGE IN DIVIDEND AND DISTRIBUTION POLICY


Effective April 28, 1997, the following paragraph modifies the first paragraph of the section entitled "Dividends and Distributions" on page 18 of the
Prospectus:

The Fund expects to pay dividends and distributions from the net income and net realized capital gains, if any, earned on investments held by the Fund. Dividends from net income are declared and paid monthly by the Fund.
Generally, dividends are paid within six business days after month-end.

                                                 THE MUNDER FUNDS

                                          Supplement Dated June 13, 1997
                                       to Prospectus Dated December 14, 1996
                                               Class K Shares of the
                                   Munder Short Term Treasury Fund (the "Fund")

                                               FINANCIAL HIGHLIGHTS

         The  following  table of  "Financial  Highlights"  relating  to Class K
Shares of the Munder Short Term Treasury Fund (the "Fund") supplements information contained in the Prospectus dated December 14, 1996 and is derived from the Fund's unaudited Financial Statements dated April 30, 1997.

                                                                 Class K Shares
                                                                 Period Ended
                                                                 4/30/97(a,d)
                                                                 (Unaudited)
Net asset value, beginning of period..........................  $       9.96
                                                                 -----------

Income from investment operations:
Net investment income.........................................          0.04
Net realized and unrealized gain on investments...............          0.02
                                                                 -----------

Total from investment operations..............................          0.06
                                                                 -----------

Less distributions:
Dividends from net investment income..........................         (0.04)
                                                                 ------------
Total distributions...........................................         (0.04)
                                                                 ------------

Net asset value, end of period................................  $       9.98
                                                                 ===========

Total return (b)..............................................          0.64%
                                                                 ============

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..........................        $1,427
Ratio of operating expenses to average net assets.............             0.75% (c)
Ratio of net investment income to average net assets..........             5.02% (c)
Portfolio turnover rate.......................................            38%
Ratio of operating expenses to average net assets
   without expenses reimbursed by investment advisor..........             0.91% (c)

-------------------------------------
(a)    Munder Short Term Treasury Fund Class K Shares commenced operations on April 2, 1997.
(b)    Total return represents aggregate total return for the period indicated.
(c)    Annualized.
(d)    Per share numbers have been  calculated  using the average shares method, which more appropriately presents the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.





         This Supplement supersedes the Supplement dated April 28, 1997 with respect to the following information:

                                    CHANGE IN DIVIDEND AND DISTRIBUTION POLICY


         Effective April 28, 1997, the following paragraph will modify the first paragraph of the section entitled "Dividends and Distributions" on page 8:

         The Fund expects to pay dividends and distributions from the net income and net realized capital gains, if any, earned on investments held by the Fund. Dividends from net income are declared and paid monthly by the Fund. Generally, dividends are paid within six business days after month-end.

                                                 THE MUNDER FUNDS

                                          Supplement Dated June 13, 1997
                                       to Prospectus Dated December 14, 1996
                                               Class Y Shares of the
                                   Munder Short Term Treasury Fund (the "Fund")

                                               FINANCIAL HIGHLIGHTS

         The  following  table of  "Financial  Highlights"  relating  to Class Y
Shares of the Munder Short Term Treasury Fund (the "Fund") supplements information contained in the Prospectus dated December 14, 1996 and is derived from the Fund's unaudited Financial Statements dated April 30, 1997.

                                                                  Class Y Shares
                                                                  Period Ended
                                                                  4/30/97(a,d)
                                                                  (Unaudited)
Net asset value, beginning of period.............................$        10.00
                                                                  -------------

Income from investment operations:
Net investment income.............................................         0.13
Net realized and unrealized loss on investments...................        (0.02)
                                                                  --------------

Total from investment operations..................................         0.11
                                                                  -------------

Less distributions:
Dividends from net investment income..............................        (0.13)
                                                                  --------------
Total distributions...............................................        (0.13)
                                                                  --------------

Net asset value, end of period...................................$         9.98
                                                                  =============

Total return (b)..................................................         1.12%
                                                                  ==============

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..............................   $45,705
Ratio of operating expenses to average net assets.................    0.50% (c)
Ratio of net investment income to average net assets..............    5.27% (c)
Portfolio turnover rate...........................................      38%
Ratio of operating expenses to average net assets
   without expenses reimbursed by investment advisor..............    0.66% (c)

-------------------------------------
(a) Munder Short Term Treasury Fund Class Y Shares commenced operations on January 29, 1997.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)    Annualized.
(d) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

         This Supplement supersedes the Supplement dated April 28, 1997 with respect to the following information:

                                    CHANGE IN DIVIDEND AND DISTRIBUTION POLICY


         Effective April 28, 1997, the following paragraph will modify the first paragraph of the section entitled "Dividends and Distributions" on page 8:

         The Fund expects to pay dividends and distributions from the net income and net realized capital gains, if any, earned on investments held by the Fund. Dividends from net income are declared and paid monthly by the Fund. Generally, dividends are paid within six business days after month-end.

                                                The Munder Funds

                                         Munder Short Term Treasury Fund
                                          Supplement Dated June 13, 1997
                 to Statement of Additional Information dated December 14, 1996


         The following unaudited Financial Statements dated April 30, 1997 relating to the Munder Short Term Treasury Fund (the "Fund") supplements the
Fund's Statement of Additional Information dated December 14, 1996.

                                          Munder Short Term Treasury Fund
                               Portfolio of investments, April 30, 1997 (Unaudited)

                                 -------------------------------------------------



Principal
Amount                                      .........                  .........Value
-----------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 99.3%

                           U.S. Treasury Notes - 99.3%

         $3,000,000        5.750% due 09/30/1997.....                  $........3,001,230
           5,000,000       5.750% due 10/31/1997.....                  .........5,001,449
           8,000,000       5.625% due 01/31/1998 ....                  .........7,983,840
           8,000,000       5.875% due 04/30/1998.....                  .........7,993,440
           4,000,000       5.875% due 04/30/1998.....                  .........3,952,280
           6,000,000       6.125% due 08/31/1998.....                  .........5,992,379
           6,000,000       6.000% due 09/30/1998.....                  .........6,000,479
           2,000,000       6.750% due 06/30/1999.....                  .........2,017,300
           5,000,000       5.875% due 02/15/2000.....                  .........4,930,850
                                                                                ---------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,962,313)...                          46,873,247
                                                                                 ----------



REPURCHASE AGREEMENT - 2.8%  (Cost $1,327,031)
         1,327,031   Agreement with Lehman Brothers Inc., 5.400% dated 04/30/1997 to be repurchased at $1,327,230 on 05/01/1997, collateralized by
                      $1,355,000 U.S. Treasury Notes.  6.370% due 04/30/1999
                      (value $1,355,854)    .........                  .......   1,327,031
                                                                                 ---------

TOTAL INVESTMENTS (Cost $48,289,344*)       .........102.1  %       48,200,278
OTHER ASSETS AND LIABILITIES (Net)                  .  (2.1)        (1,010,188)
                                                      -------       -----------
NET ASSETS                                  ......... 100.0   %      47,190,090
                                                       ======         ==========

--------------
* Aggregate cost for Federal tax purposes


Munder Short Term Treasury Fund
           Statement of Assets and Liabilities, Period Ended April 30, 1997 (Unaudited)

ASSETS:
Investments, at value ...........................................
    See accompanying schedule....................................     $  48,200,278
Interest receivable..............................................           811,865
Receivable from investment advisor...............................            14,872
Unamortized organization costs...................................            24,403
Prepaid expenses ................................................            44,777
                                                                      -------------
                    Total Assets.................................        49,096,195
                                                                      -------------

LIABILITIES:
Payable for Fund shares redeemed.................................         1,500,000
Due to Custodian ................................................           378,610
Investment advisory fee payable .................................            10,372
Administration fee payable ......................................             4,692
Custodian fees payable ..........................................             1,174
Transfer agent fee payable ......................................             1,126
Shareholder servicing fees payable ..............................               274
Distribution fees payable .......................................                24
Accrued expenses and other payables..............................             9,833
                                                                      -------------
                     Total Liabilities ..........................         1,906,105
                                                                      -------------

NET ASSETS.......................................................     $  47,190,090
                                                                       ============

Investments at cost..............................................     $  48,289,344
                                                                       ============


                               See Notes to Financial Statements.





Munder Short Term Treasury Fund
           Statement of Assets and Liabilities, Period Ended April 30, 1997 (Unaudited)
(Continued)

NET ASSETS consist of:
Undistributed net investment income...........................   $           11,099
Accumulated net realized loss on investments sold.............              (30,774)
Net unrealized depreciation of investments....................              (89,066)
Par value.....................................................               47,300
Paid-in capital in excess of par value .......................           47,251,531
                                                                 ------------------
                                                                 $       47,190,090

NET ASSETS:
Class A Shares................................................   $            7,144
                                                                  =================
Class B Shares................................................   $           50,209
                                                                  =================
Class K Shares................................................   $        1,427,484
                                                                  =================
Class Y Shares................................................   $       45,705,253
                                                                  =================

SHARES OUTSTANDING:
Class A Shares................................................                  716
                                                                 ==================
Class B Shares................................................                5,032
                                                                 ==================
Class K Shares................................................              143,073
                                                                 ==================
Class Y Shares................................................            4,581,175
                                                                 ==================

CLASS A SHARES:
Net asset value and redemption price per share................   $                9.98
                                                                  ====================

Maximum sales charge..........................................                    4.00%
Maximum offering price per share..............................   $               10.40
                                                                  ====================

CLASS B SHARES:
Net asset value and offering price per share*.................   $                9.98
                                                                  ====================

CLASS K SHARES:
Net asset value, offering price and redemption price per share              $     9.98
                                                                               =========

CLASS  Y SHARES:
Net asset value, offering price and redemption price per share              $     9.98
                                                                                =========

-----------------------------
*  Redemption  price per share is equal to Net Asset  Value less any  applicable contingent deferred sales charge ("CDSC").

 .........                           See Notes to Financial Statements






Munder Short Term Treasury Fund
           Statement of Operations, Period Ended April 30, 1997(a) (Unaudited)


INVESTMENT INCOME:
Interest..........................................................  $    721,383
                                                                     -----------
                         Total investment income..................       721,383
                                                                    ------------

EXPENSES:
Distribution and shareholder servicing fees:
      Class A Shares..............................................             1
      Class B Shares..............................................            23
Shareholder servicing fees
      Class K Shares..............................................           274
Registration and filing fees......................................        22,732
Investment advisory fee ..........................................        31,271
Administration fee ...............................................        14,107
Transfer agent fee ...............................................         3,770
Custodian fees ...................................................         1,659
Amortization of organization costs................................           842
Directors' fees and expenses .....................................           553
Other.............................................................         7,626
                                                                    ------------
                       Total Expenses ............................        82,858
Expenses reimbursed by investment advisor.........................       (20,028)
                                                                    -------------
                       Net Expenses...............................        62,830
                                                                    ------------
NET INVESTMENT INCOME.............................................       658,553
                                                                    ------------

NET REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS:
Net realized loss from security transactions......................       (30,774)
Net change in unrealized depreciation of securities...............       (89,066)
                                                                    -------------
Net realized and unrealized loss on investments...................      (119,840)
                                                                    -------------
NET INCREASE IN NET
  ASSETS RESULTING FROM OPERATIONS................................  $    538,713
                                                                     ===========

-----------------------
(a) Munder Short Term Treasury Fund commenced operations on January 29, 1997.


 .........                           See Notes to Financial Statements





Munder Short Term Treasury Fund
           Statement of Change in Net Assets

                                                                                  Period
                                                                                   Ended
                                                                              04/30/97(a)
                                                                              (Unaudited)
Net investment income......................................................   $  658,553
Net realized loss on investments sold......................................      (30,774)
Net change in unrealized depreciation of investments.......................      (89,066)
                                                                              -----------

Net increase in net assets resulting from operations.......................      538,713
Distributions to shareholders from net investment income:
        Class A Shares.....................................................          (32)
        Class B Shares.....................................................         (207)
        Class K Shares.....................................................       (6,281)
        Class Y Shares.....................................................     (640,934)
Net increase in net assets from:
        Class A share transactions.........................................        7,139
        Class B share transactions.........................................       50,184
        Class K share transactions.........................................    1,425,010
        Class Y share transactions.........................................   45,816,498
                                                                              ----------
Net increase in net assets.................................................   47,190,090
NET ASSETS:
Beginning of period........................................................           -
                                                                              ---------

End of period (including undistributed net investment income of $11,099)...   $47,190,090
                                                                               ==========

----------------------------------
(a) Munder Short Term Treasury Fund commenced operations on January 29, 1997.



                                                              See Notes to Financial Statements






Munder Short Term Treasury Fund
        Statements of Changes - Capital Stock Activity,
        Period Ended April 30, 1997(a) (Unaudited)

                                                        Shares             Amount

Class A Shares:
Sold.................................................      716             $     7,139
Issued as reinvestment of dividends..................        -                       -
Redeemed.............................................        -                       -
                                                     ---------              ----------

Net increase.........................................      716             $     7,139
                                                     =========              ==========

Class B Shares:
Sold.................................................    5,032             $    50,184
Issued as reinvestment of dividends..................        -                       -
Redeemed.............................................        -                       -
                                                     ---------             -----------

Net increase.........................................    5,032             $    50,184
                                                     =========              ==========

Class K Shares:
Sold.................................................  143,073             $ 1,425,010
Issued as reinvestment of dividends..................        -                       -
Redeemed.............................................        -                       -
                                                     ---------             -----------

Net increase.........................................  143,073             $ 1,425,010
                                                       =======              ==========

Class Y Shares:
Sold.................................................5,000,603             $50,006,020
Issued as reinvestment of dividends..................   39,317                 392,097
Redeemed............................................. (458,745)             (4,581,619)
                                                     ----------            ------------

Net increase.........................................4,581,175             $45,816,498
                                                     =========              ==========


-----------------------------
(a) Munder  Short Term  Treasury  Fund Class A Shares,  Class B Shares,  Class K
Shares and Class Y Shares commenced  operations on April 9, 1997, April 4, 1997,
April 2, 1997 and January 29, 1997, respectively. The Fund is authorized to issue
Class C Shares. As of April 30, 1997, the Fund had not commenced selling Class C
Shares.

                                         See Notes to Financial Statements.



Munder Short Term Treasury Fund
       Financial Highlights, For a Share Outstanding Throughout the Period (Unaudited)

                                                                 Class               Class          Class
                                                                 A Shares            B Shares       Y Shares
                                                                 Period              Period         Period
                                                                 Ended               Ended          Ended
                                                                 4/30/97(a,d)        4/30/97(a,d)   4/30/97(a,d)

Net asset value, beginning of period.......................      $    9.97           $  9.97        $  10.00
                                                                  --------            ------         -------
Income from investment operations:
Net investment income......................................           0.04              0.04            0.13
Net realized and unrealized gain/(loss) on investments.....           0.01              0.01           (0.02)
                                                                 ---------           -------        ---------
Total from investment operations...........................           0.05              0.05            0.11
                                                                 ---------           -------        --------
Less distributions:
Dividends from net investment income.......................          (0.04)            (0.04)          (0.13)
                                                                 ----------          --------       ---------
Total distributions........................................          (0.04)            (0.04)          (0.13)
                                                                 ----------          --------       ---------
Net asset value, end of period.............................      $    9.98           $  9.98        $   9.98
                                                                  ========            ======         =======
Total return (b)...........................................           0.55%             0.51%          1.12%
                                                                 =========           =======       ==========

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).......................          $7               $50           $45,705
Ratio of operating expenses to average net assets..........           0.75% (c)         1.50%(c)        0.50%     (c)
Ratio of net investment income to average net assets.......           5.02% (c)         4.27%(c)        5.27%     (c)
Portfolio turnover rate....................................          38%               38%             38%
Ratio of operating expenses to average net assets
    without expenses reimbursed by investment advisor......           0.91% (c)         1.66%(c)        0.66%     (c)

--------------------------------------
(a) Munder Short Term Treasury Fund Class A Shares,  Class B Shares, and Class Y
Shares  commenced  operations on April 9, 1997,  April 4, 1997,  and January 29,
1997, respectively.  The Fund is authorized to issue Class C Shares. As of April
30, 1997 the Fund had not  commenced  selling  Class C Shares.
(b) Total return
represents  aggregate total return for the period indicated and does not reflect any applicable  sales charges.
 (c) Annualized.
 (d) Per share numbers have been
calculated using the average shares method,  which more  appropriately  presents the per  share  data  for the  period  since  the use of the  undistributed  net investment income method did not accord with the results of operations.

 .........                                            See Notes to Financial Statements.

Munder Short Term Treasury Fund
       Financial Highlights, For a Share Outstanding Throughout the Period (Unaudited)
                                                             Class
                                                            K Shares
                                                             Period
                                                             Ended
                                                           4/30/97(a,d)

Net asset value, beginning of period.......................$       9.96
                                                            -----------
Income from investment operations:
Net investment income......................................       0.04
Net realized and unrealized gain on investments.............      0.02
                                                            ------------
Total from investment operations............................      0.06
                                                             ------------
Less distributions:
Dividends from net investment income........................     (0.04)
                                                             -------------
Total distributions.........................................     (0.04)
                                                              ------------
Net asset value, end of period..............................$       9.98
                                                             ===========
Total return (b)............................................       0.64%
                                                             =============

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)........................       $1,427
Ratio of operating expenses to average net assets...........       0.75%  (c)
Ratio of net investment income to average net assets..........     5.02%  (c)
Portfolio turnover rate.......................................       38%
Ratio of operating expenses to average net assets
    without expenses reimbursed by investment advisor.........     0.91%  (c)


------------------------
(a) Munder Short Term Treasury Fund Class K Shares commenced operations on April 2, 1997. The Fund is authorized to issue Class C Shares. As of April 30, 1997 the Fund had not commenced selling Class C Shares.
(b) Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.



 .........         See Notes to Financial Statements.

Munder Short Term Treasury Fund
Notes To Financial Statements, April 30, 1997 (Unaudited)


1.    Organization and Significant Accounting Policies

      The Munder Short Term Treasury Fund (the "Fund") is a series of shares issued by The Munder Funds, Inc. (the "Company"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company, which was organized as a Maryland corporation on November 18, 1992.

      The Fund offers five classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold with a front-end sales charge. Class B Shares and Class C Shares may be subject to a contingent deferred sales charge ("CDSC") upon redemption. The Fund is authorized to issue Class C Shares, but has not commenced selling as of April 30, 1997. The Fund is classified as a diversified management investment company under the 1940 Act. Each class of shares has identical rights and privileges, except with respect to the effect of the respective sales charges to each class, the distribution fees borne by each class, expenses allocable exclusively to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

      Security Valuation: Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value. Under this method, such securities are valued initially at cost on the date of purchase (or on the 61st day before maturity).

      Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Fund's investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

      Security Transactions and Investment Income: Security transactions are recorded on the business day after the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Fund are allocated based upon relative net assets of the Fund. Operating expenses the Fund directly attributable to a class of shares are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative average net assets of each class.

      Dividends and Distributions to Shareholders: Dividends from net investment income are declared monthly and paid monthly by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

      Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

     2. Investment Advisor, Administrator, Custodian, Transfer Agent and Other Related Party Transactions

      Munder Capital Management (the "Advisor"), an independent investment management firm, serves as the Fund's investment advisor. For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of 0.25% of the value of its average daily net assets.

      For the period ended April 30, 1997, the Advisor reimbursed expenses of $20,028 for the Fund.

      First Data Investor Services Group, Inc. ("First Data") (the "Administrator"), serves as the Company's administrator and assists in all aspects of its administration and operations. First Data also serves as the Company's transfer agent and dividend disbursing agent ("Transfer Agent").

      As compensation for its services, the Administrator and Transfer Agent are entitled to receive a fee, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor and for which First Data provides services, computed daily and payable monthly, at an annual rate of 0.12% of the first $2.8 billion of net assets, plus 0.105% of the next $2.2 billion of net assets, plus 0.10% of all net assets in excess of $5 billion with a $1.2 million minumum fee per annum in the aggregate for all portfolios with respect to the Administrator; 0.02% of the first $2.8 billion of net assets, plus 0.015% of the next $2.2 billion of net assets, plus 0.01% of net assets in excess of $5 billion with a $120,000 minimum fee per annum in the aggrgate for all portfolios with respect to the Transfer Agent. The Transfer Agent and Administrator are also entitled to reimbursement for out-of-pocket expenses. The Administrator has entered into a Sub-Administration Agreement with Funds Distributor, Inc. ("FDI" or the "Distributor") under which FDI provides certain administrative services with respect to the Fund. The Administrator pays FDI a fee for these services out of its own resources at no additional cost to the Fund.

      Comerica Bank ("Comerica") provides custodial services to the Fund. As compensation for its services, Comerica is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios advised by the Advisor for which Comerica provides services, computed daily and payable monthly at an annual rate of 0.03% of the first $100 million of average daily net assets, 0.02% of the next $500 million of net assets, and 0.01% of net assets in excess of $600 million. Comerica also receives certain transaction based fees. Comerica earned $1,659 for its services to the Fund for the period ended April 30, 1997.

      Each Director of the Company is paid an aggregate fee, consisting of a $20,000 annual retainer for services in such capacity plus $1,500 for each meeting attended per year, plus out-of-pocket expenses incurred as a Board member, for services provided as a Board member of the Company, Munder Funds Trust and St. Clair Funds Inc. The Directors are also reimbursed for any expenses incurred by them in connection with their duties as Directors. No officer, director or employee of the Advisor, Comerica, FDI or First Data currently receives any compensation from the Company.

3.    Shareholder Distribution and Service Plans

      FDI serves as the distributor of the Fund's shares. For the period ended April 30, 1997, the Distributor received no commissions (sales charges) on sales of Class A Shares of the Fund. For the period ended April 30, 1997, the Distributor received no contingent deferred sales charges from Class B Shares of the Fund.

      The Company has adopted Service Plans and Distribution and Service Plans (collectively, the "Plans") pursuant to Rule 12b-1, adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Class A, Class B and Class C Shares. Under the Plans, the Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Funds. The Class B and Class C Plans also permit payments to be made by the Fund to the Distributor for expenditures incurred by the Distributor in connection with the distribution of Fund shares to investors and the provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution related services for the Funds). The Fund has also adopted a Shareholder Servicing Plan (the "Class K Plan") for the Class K Shares of the Fund. Under the Class K Plan, the Fund is permitted to enter into agreements with institutions that provide shareholder services to their customers. For the period ended April 30, 1997, the contractual rates, as a percentage of average daily net assets, under the Plans and Class K Plan are as follows:

          Class A          Class B              Class C            Class K
          Shares           Shares               Shares             Shares
          12b-1 Fees       12b-1 Fees           12b-1 Fees         Service Fees
The Fund  0.25%            1.00%                1.00%              0.25%

4.    Securities Transactions

      Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $60,893,291 and $13,905,595 for the period ended April 30, 1997.

      At April 30, 1997, aggregate gross unrealized depreciation for all securities was $89,066.

5.    Organizational Costs

      Expenses incurred in connection with the organization of the Fund, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

                                             PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits.
                  ----------------------------------------

         (a)      Financial Statements:

                  Included in Part A:

                           Unaudited Financial Highlights for Class A, B, K and Y Shares of the Munder Short Term Treasury Fund for the period from commencement of operations to April 30, 1997 are filed herein.

                  Included in Part B:

                           The following unaudited Financial Statements for Class A, B, K and Y of the Munder Short Term Treasury Fund for the period from commencement operations to April 30, 1997 are filed herein.

     Portfolio of Investments Statement of Assets and Liabilities Statement of Operations Statement of Changes in Net Assets Statement of Changes - Capital Stock Activity Financial Highlights for a Share Outstanding Throughout the Period Notes to Financial Statements

         (b) Exhibits (the number of each exhibit relates to the exhibit designation in Form N-1A):

         (1)      (a)      Articles of Incorporation10

                  (b)      Articles of Amendment10

                  (c)      Articles Supplementary10

     (d) Articles Supplementary for The Munder Small-Cap Value Fund, The Munder Equity Selection Fund, The Munder Micro-Cap Equity Fund, and the NetNet Fund11

     (e) Articles Supplementary for The Munder Short Term Treasury Fund12

     (f) Articles Supplementary for The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund13

                           (g) Articles Supplementary with respect to the name changes of The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund to The Munder All-Season Maintenance Fund, The Munder All-Season Development Fund and The Munder All-Season Accumulation Fund14



        (h)      Articles Supplementary for The Munder Financial Services Fund*

         (2)               By-Laws1

         (3)               Not Applicable

         (4)               Not Applicable

         (5)      (a)      Form of Investment Advisory Agreement for The Munder
                           Multi-Season Growth Fund5

                  (b) Form of Investment Advisory Agreement for The Munder Money Market Fund5

                  (c) Form of Investment Advisory Agreement for The Munder Real Estate Equity Investment Fund5

                  (d)      Investment Advisory Agreement for The Munder Value
                           Fund8

                  (e) Investment Advisory Agreement for The Munder Mid-Cap Growth Fund8

                  (f) Form of Investment Advisory Agreement for The Munder International Bond Fund10

                  (g)      Form of Investment Advisory Agreement for the NetNet
                           Fund9

                  (h) Form of Investment Advisory Agreement for The Munder Small-Cap Value Fund10

                  (i) Form of Investment Advisory Agreement for The Munder Micro-Cap Equity Fund10

                  (j) Form of Investment Advisory Agreement for The Munder Equity Selection Fund10

                  (k) Form of Investment Advisory Agreement for The Munder Short Term Treasury Fund12

                  (l) Form of Investment Advisory Agreement for The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund13

                  (m) Form of Investment Advisory Agreement for The Munder Financial Services Fund*

         (6)      (a)      Underwriting Agreement8

                  (b) Notice to Underwriting Agreement with respect to The Munder Value Fund and The Munder Mid-Cap Growth Fund8

                  (c) Notice to Underwriting Agreement with respect to The Munder International Bond Fund8

                  (d) Notice to Underwriting Agreement with respect to The Munder Small-Cap Value Fund, The Munder Equity Selection Fund, The Munder Micro-Cap Equity Fund, and the NetNet Fund10

                  (e) Form of Notice to Underwriting Agreement with respect to the Munder Short Term Treasury Fund12

                  (f) Form of Distribution Agreement with respect to The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund13

                  (g) Form of Distribution Agreement with respect to The Munder Financial Services Fund*

         (7)               Not Applicable

         (8)      (a)      Form of Custodian Contract8

                  (b) Notice to Custodian Contract with respect to The Munder Value Fund and The Munder Mid-Cap Growth Fund8

                  (c) Notice to Custodian Contract with respect to the Munder International Bond Fund8

                  (d) Notice to Custodian Contract with respect to The Munder Small-Cap Value Fund, The Munder Equity Selection Fund, The Munder Micro-Cap Equity Fund and the NetNet Fund10

                  (e) Form of Notice to the Custodian Contract with respect to The Munder Short Term Treasury Fund12

                  (f)      Form of Sub-Custodian Agreement13

     (g) Form of Notice to the Custody Agreement with respect to The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund13

                  (h) Form of Amendment to the Custodian Agreement with respect to The Munder Financial Services Fund*

         (9)      (a)      Transfer Agency and Service Agreement8

                  (b) Notice to Transfer Agency and Service Agreement with respect to the Munder Value Fund and the Munder Mid-Cap Growth Fund8

                  (c)      Notice  to  Transfer   Agency  and  Service
                           Agreement   with  respect  to  the  Munder
                           International Bond Fund8

                  (d) Notice to Transfer Agency and Service Agreement with respect to The Munder Small-Cap Value Fund, The Munder Equity Selection Fund, The Munder Micro-Cap Equity Fund and the NetNet Fund10

                  (e) Form of Notice to Transfer Agency and Service Agreement with respect to The Munder Short Term Treasury Fund12

                  (f) Form of Amendment to the Transfer Agency and Registrar Agreement with respect to The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The
                           Munder All-Season Aggressive Fund13

                  (g) Form of Amendment to the Transfer Agency and Registrar Agreement with respect to The Munder Financial Services Fund*

                  (h)      Administration Agreement8

                  (i) Notice to Administration Agreement with respect to The Munder Value and The Munder Mid-Cap
                           Growth Fund8

     (j)  Notice  to  Administration   Agreement  with  respect  to  The  Munder
International Bond Fund8

     (k) Notice to Administration Agreement with respect to The Munder Small-Cap Value Fund, The Munder Equity Selection Fund, The Munder Micro-Cap Equity Fund and the NetNet Fund10

     (l) Form of Notice to Administration Agreement with respect to The Munder Short Term Treasury Fund12

     (m) Form of Amendment to the Administration Agreement with respect to The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund13

     (n) Form of Amendment to the Administration Agreement with respect to The Munder Financial Services Fund*

     (10) (a) Opinion and Consent of Counsel with respect to The Munder Multi-Season Growth Fund2

     (b) Opinion and Consent of Counsel with respect to The Munder Money Market Fund4

     (c) Opinion and Consent of Counsel with respect to The Munder Real Estate Equity Investment Fund3

     (d) Opinion and Consent of Counsel with respect to the Munder Value Fund and The Munder Mid-Cap Growth Fund8

     (e) Opinion and Consent of Counsel with respect to the Munder International Bond Fund8

     (f) Opinion and Consent of Counsel with respect to the NetNet Fund9

     (g) Opinion and Consent of Counsel with respect to the Munder Small-Cap Value Fund, the Munder Equity Selection Fund, and the Munder Micro-Cap Equity Fund11

     (h) Opinion and Consent of Counsel with respect to Munder Short Term Treasury Fund12

          (i) Opinion and Consent of Counsel with respect to The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund14


     (j) Opinion and Consent of Counsel with respect to The Munder Financial Services Fund*

         (11)     (a)      Consent of Ernst & Young LLP11

                  (b)      Consent of Arthur Andersen LLP7

     (c) Letter of Arthur Andersen LLP regarding change in independent auditor required by Item 304 of Regulation S-K7

                  (d)      Powers of Attorney13

     (e) Certified Resolution of Board authorizing signature on behalf of Registrant pursuant to power of attorney14

         (12)              Not Applicable

         (13)              Initial Capital Agreement2

         (14)              Not Applicable

     (15) (a)  Service  Plan for The  Munder  Multi-Season  Growth  Fund Class A
Shares5

     (b) Service and Distribution Plan for The Munder Multi-Season Growth Fund Class B Shares5

     (c) Service and Distribution Plan for The Munder Multi-Season Growth Fund Class D Shares5

     (d) Service Plan for The Munder Money Market Fund Class A Shares5

     (e) Service and Distribution Plan for The Munder Money Market Fund Class B Shares5


     (f) Service and Distribution Plan for The Munder Money Market Fund Class D Shares5

     (g) Service Plan for The Munder Real Estate Equity Investment Fund Class A Shares5

     (h) Service and Distribution Plan for The Munder Real Estate Equity Investment Fund Class B Shares5

     (i) Service and Distribution Plan for The Munder Real Estate Equity Investment Fund Class D Shares5

     (j) Form of Service Plan for The Munder Multi-Season Growth Fund Investor Shares6

     (k) Form of Service Plan for Class K Shares of The Munder Funds, Inc.10

     (l) Form of Service Plan for Class A Shares of The Munder Funds, Inc.10

     (m) Form of Distribution and Service Plan for Class B Shares for The Munder Funds, Inc.10

     (n) Form of Distribution and Service Plan for Class C Shares for The Munder Funds, Inc.10

     (o) Form of Distribution and Service Plan for the NetNet Fund9

         (16)              Schedule for Computation of Performance Quotations12

         (17) (a) Financial Data Schedules relating to the Munder Short Term Treasury Fund are filed herein.

         (18)              Form of Amended and Restated Multi-Class Plan13

     --------------------------------
1.   Filed   in   Registrant's   initial
Registration Statement on November 18, 1992 and incorporated by reference herein.

     2. Filed in Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on February 26, 1993 and incorporated by reference herein.

     3. Filed in Post-Effective Amendment No. 7 to the Registrant's Registration Statement on August 26, 1994 and incorporated by reference herein.

     4. Filed in Post-Effective Amendment No. 2 to the Registrant's Registration Statement on July 9, 1993 and incorporated by reference herein.

     5. Filed in Post-Effective Amendment No. 8 to the Registrant's Registration Statement on February 28, 1995 and incorporated by reference herein.

     6. Filed in Post-Effective Amendment No. 9 to the Registrant's Registration Statement on April 13, 1995 and incorporated by reference herein.

     7.  Filed  in   Post-Effective   Amendment  No.  12  to  the   Registrant's
Registration Statement on August 29, 1995 and incorporated by reference herein.

     8.  Filed  in   Post-Effective   Amendment  No.  16  to  the   Registrant's
Registration Statement on June 25, 1996 and incorporated by reference herein.

     9.  Filed  in   Post-Effective   Amendment  No.  17  to  the   Registrant's
Registration Statement on August 9, 1996 and incorporated by reference herein.

     10.  Filed  in   Post-Effective   Amendment  No.  18  to  the  Registrant's
Registration Statement on August 14, 1996 and incorporated by reference herein.

     11.  Filed  in   Post-Effective   Amendment  No.  20  to  the  Registrant's
Registration Statement on October 28, 1996 and incorporated by reference herein.

     12.  Filed  in   Post-Effective   Amendment  No.  21  to  the  Registrant's
Registration Statement on December 13, 1996 and incorporated by reference herein.

     13.  Filed  in   Post-Effective   Amendment  No.  23  to  the  Registrant's
Registration Statement on February 18, 1997 and incorporated by reference herein.

     14.  Filed  in   Post-Effective   Amendment  No.  25  to  the  Registrant's
Registration Statement on May 14, 1997 and incorporated by reference herein.

Item 25. Persons Controlled by or Under Common Control with Registrant.
                  --------------------------------------------------

                  Not Applicable

Item 26. Number of Holders of Securities.
                  -------------------------------

                  As of May 13, 1997, the number of shareholders of record of each Class of shares of each Series of the Registrant that was offered as of that date was as follows:

                                                     Class A      Class B        Class C      Class K      Class Y

---------------------------------------------------------------------------------------

Munder Multi-Season Growth Fund                        468         1661           39           139          147
Munder Money Market Fund                                14           16            7             0           75
Munder Real Estate Equity                               47           52           24             3           51
  Investment Fund
Munder Mid-Cap Growth Fund                              13           19            3             2           24
Munder Value Fund                                       44           27            8             2           61
Munder International Bond Fund                           3            1            1             2            9
Munder Small-Cap Value Fund                             18           11            8             2           58
Munder Micro-Cap Equity Fund                            12           25            2             2           49
Munder Equity Selection Fund                             1            1            1             1            1
Munder Short Term Treasury Fund                          2            2            1             3            6
Munder All-Season Maintenance Fund                       1            1            0             0            2
Munder All-Season Development Fund                       2            1            0             0            4
Munder All-Season Accumulation Fund                      1            1            0             0           19

NetNet Fund - as of May 13, 1997, the NetNet Fund had 98 accounts open.


Item 27. Indemnification.
                  -------------------

                  Article VII, Section 7.6 of the Registrant's Articles of Incorporation ("Section 7.6") provides that the Registrant, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. In addition, Article VI of the Registrant's By-laws provides that the Registrant shall indemnify its employees and/or agents in any manner as shall be authorized by the Board of Directors and within such limits as permitted by applicable law. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. The Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Registrant or is serving at the request of the Registrant as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Registrant would have had the power to indemnify against such liability. The rights provided by Section 7.6 shall be enforceable against the Registrant by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated therein.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

   Item 28.       Business and Other Connections of Investment Advisor.
                  -------------------------------------------------------------

                                 Munder Capital Management
                          --------------------------------------

                                                                                 Position
         Name                                                                   with Adviser
         ---------                                                              -----------------

         Old MCM, Inc.                                                 Partner

         Munder Group LLC                                     Partner

         WAM Holdings, Inc.                                            Partner

         Woodbridge Capital Management, Inc.                  Partner

         Lee P. Munder                                                 President and Chief
                                                                       Executive Officer

         Leonard J. Barr, II                                           Senior Vice President and
                                                                       Director of Research

         Ann J. Conrad                                                 Vice President and Director of Special
                                                                       Equity Products

         Clark Durant                                                  Vice President and Co-Director of The
                                                                       Private Management Group

         Terry H. Gardner                                     Vice President and Chief Financial Officer

         Elyse G. Essick                                               Vice President and Director of Client
                                                                       Services

         Sharon E. Fayolle                                    Vice President and Director of Money Market Trading

         Otto G. Hinzmann                                     Vice President and Director of Equity Portfolio
                                                                       Management

         Anne K. Kennedy                                      Vice President and Director of Corporate Bond
                                                                       Trading

         Richard R. Mullaney                                           Vice President and Director of The Private
                                                                       Management Group

         Ann F. Putallaz                                               Vice President and Director of Fiduciary
                                                                       Services

         Peter G. Root                                                 Vice President and Director of Government
                                                                       Securities Trading

         Lisa A. Rosen                                                 General Counsel and Director of Mutual
                                                                       Fund Operations

         James C. Robinson                                    Executive Vice President and Chief Investment
                                                                       Officer/Fixed Income

         Gerald L. Seizert                                    Executive Vice President and Chief Investment
                                                                       Officer/Equity

         Paul D. Tobias                                                Executive Vice President and Chief
                                                                       Operating Officer

For further information  relating to the Investment  Adviser's officers,  reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management.  SEC File No. 801-32415.


   Item 29.       Principal Underwriters.
                  ---------------------------

     (a) Funds Distributor, Inc. ("FDI"), located at 60 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Funds. FDI is an indirectly wholly-owned subsidiary of Boston Institutional Group, Inc. a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker dealer registered under the Securities Exchange Act of 1934, as amended. FDI acts as principal underwriter of the following investment companies other than the Registrant:

 Harris Insight Funds Trust                           Fremont Mutual Funds, Inc.
 The Munder Funds Trust                               RCM Capital Funds, Inc.
 St. Clair Funds, Inc.                                Monetta Fund, Inc.
 The Munder Framlington Funds Trust                   Monetta Trust
 BJB Investment Funds                                 Burridge Funds
 The PanAgora Institutional Funds                     The JPM Series Trust
 RCM Equity Funds, Inc.                               The JPM Series Trust II
 Waterhouse Investors Cash Management Fund, Inc.      HT Insight Funds, Inc.
 LKCM Fund                                           d/b/a Harris Insight Funds
 The JPM Pierpont Funds                               The Brinson Funds
 The JPM Institutional Funds                          WEBS Index Fund, Inc.
 The Skyline Funds

     (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

Director, President and Chief Executive Officer         - Marie E. Connolly
Executive Vice President                                - Richard W. Ingram
Executive Vice President                                - Donald R. Robertson
Senior Vice President, General Counsel,                 - John E. Pelletier
Secretary and Clerk
Senior Vice President                                   - Michael S. Petrucelli
Director, Senior Vice President, Treasurer and          - Joseph F. Tower, III
Chief Financial Officer
Senior Vice President                                   - Paula R. David
Senior Vice President                                   - Bernard A. Whalen
Director                                                - William J. Nutt

         (c)      Not Applicable

Item 30. Location of Accounts and Records.
                  ------------------------------------------

                  The  account  books  and  other   documents   required  to  be
maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

                  (1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment advisor)

                  (2) First Data Investor Services Group, Inc., 53 State Street, Exchange Place, Boston, Massachusetts 02109 or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions as administrator and transfer agent)

     (3) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its function as distributor)

     (4) Comerica Bank, 1 Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226 (records relating to its function as custodian)


Item 31. Management Services.
                  --------------------------

                  Not Applicable


Item 32. Undertakings.
                  ----------------

         (a)      Not Applicable

         (b) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Director or Directors when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the Investment Company Act of 1940.

         (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

         (d)      Not Applicable.

                                                    SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 26 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 26 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 13th day of June, 1997.

                                        The Munder Funds, Inc.

                                        By:          *
                                                 Lee P. Munder

*By:  _/s/ Julie A. Tedesco
       Julie A. Tedesco
       as Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

         Signatures                 Title                              Date


    *                          President and Chief                June 13, 1997
-------------------------
Lee P. Munder                  Executive Officer


    *                          Director                           June 13, 1997
--------------------------
Charles W. Elliott


    *                           Director                   June 13, 1997
-------------------------
Joseph E. Champagne


    *                            Director                   June 13, 1997
-------------------------
Arthur DeRoy Rodecker


    *                             Director                   June 13, 1997
-------------------------
Jack L. Otto


    *                              Director                   June 13, 1997
-------------------------
Thomas B. Bender


    *                              Director                   June 13, 1997
-------------------------
Thomas D. Eckert




    *                              Director                   June 13, 1997
-------------------------
John Rakolta, Jr.


    *                              Director                   June 13, 1997
-------------------------
David J. Brophy


    *                            Vice President,                June 13, 1997
-------------------------
Terry H. Gardner                 Treasurer and
                                 Chief Financial Officer



*        By:      /s/ Julie A. Tedesco
                  Julie A. Tedesco
                  as Attorney-in-Fact



     * The Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 23 filed with the Securities and Exchange Commission on February 18, 1997.

                                                   EXHIBIT INDEX


         Exhibit                    Description

  17(a)Financial Data Schedules relating to the Munder Short Term Treasury Fund.